Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Share class
Prospectus [Line Items]
Average Annual Return, Percent		18.83%	14.38%	10.71%	11.07%
Performance Inception Date	Apr. 01, 2011
Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.79%	13.04%	9.29%
Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.09%	11.32%	8.41%
S&P 500 Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	15.69%	12.03%	12.69%